Seward & Kissel LLP
901 K Street, NW
Suite 800
Washington, DC 20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

                        November 12, 2021

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

    Re: North Square Investments Trust (the “Trust”)
•North Square Advisory Research All Cap Value Fund
•North Square Oak Ridge All Cap Growth Fund
•North Square Oak Ridge Small Cap Growth Fund
•North Square Oak Ridge Dividend Growth Fund
    (Each a “Fund,” and collectively, the “Funds”)
    File Nos. 333-226989 and 811-23373

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Trust. We are making this filing to reflect changes to the Funds’ principal investment strategies, names, and sub-advisers, as applicable.
Please direct any comments or questions to the undersigned at (202) 737-8833.

                            Sincerely,

                            /s/ Robert M. Kurucza
                             Robert M. Kurucza

Attachment